ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
Advance from customers	176,256	296,361
Salary and welfare payables	74,886	84,693
Accrued expenses	51,193	80,002
Current portion of operating lease liabilities	65,740	64,734
Liability under reverse factoring program	46,900	64,120
Guaranteed customer loans	—	46,512
Liability under factoring program	602	40,112
Tax payables	10,935	37,733
Deposits from marketplace sellers	26,307	27,211
Payable to marketplace sellers (Note)	48,362	1,203
Personal reimbursement	1,000	919
Others	20,787	37,671
Total	522,968	781,271

Note: Amounts relate to cash collected on behalf of marketplace sellers for products sold through the Group’s online platform.